RESOLUTION LIFE U.S. LEGAL
20 WASHINGTON AVE SOUTH
MINNEAPOLIS, MN 55401

ANDREA NELSON
COUNSEL
PHONE:  (651) 206-1709  |  EMAIL:  ANDREA.NELSON@VOYA.COM

Date:  May 4, 2021
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company
Variable Annuity Account B
Prospectus Title: Voya Variable Annuity
File Nos.: 333-56297 and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
•
The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 22, 2021.

If you have any questions, please call me at (651) 206-1709.

Sincerely,

/s/ Andrea Nelson

Andrea Nelson